Debt Instruments - Carrying amount of financial assets at FV through OCI (Details) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Allowance for impairment losses
Financial assets	$ 1,407,320	$ 1,361,558
Debt instruments.
Allowance for impairment losses
Financial assets	355,333	317,124
Government debt securities | SPAIN
Allowance for impairment losses
Financial assets	273,487	253,547
Government debt securities | Group
Allowance for impairment losses
Financial assets	69,113	54,297
Financial assets at fair value through other comprehensive income category | Debt instruments.
Allowance for impairment losses
Financial assets	233,463	154,483
Transfers out of Level 1 into Level 2	0
Transfers out of Level 2 into Level 1	0
Financial assets at fair value through other comprehensive income category | Debt instruments. | Gross carrying amount
Allowance for impairment losses
Financial assets	233,463
Financial assets at fair value through other comprehensive income category | Debt instruments. | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	233,463
Financial assets at fair value through other comprehensive income category | Debt instruments. | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	233,463
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Gross carrying amount
Allowance for impairment losses
Financial assets	177,174
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	177,174
Financial assets at fair value through other comprehensive income category | Government debt securities | SPAIN | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	177,174
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Gross carrying amount
Allowance for impairment losses
Financial assets	53,803
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	53,803
Financial assets at fair value through other comprehensive income category | Government debt securities | Group | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	53,803
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities
Allowance for impairment losses
Financial assets	2,486	$ 3,266
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Gross carrying amount
Allowance for impairment losses
Financial assets	2,486
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Subtotal of Stage 1 and 2 | Gross carrying amount
Allowance for impairment losses
Financial assets	2,486
Financial assets at fair value through other comprehensive income category | Debt securities, Other than government debt securities | Stage 1 | Gross carrying amount
Allowance for impairment losses
Financial assets	$ 2,486